METROPOLITAN WEST FUNDS                                               PROSPECTUS

10880 WILSHIRE BOULEVARD
SUITE 2020
LOS ANGELES, CALIFORNIA 90024                                      APRIL 9, 1997

================================================================================

METROPOLITAN WEST FUNDS (THE "TRUST") IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY CONSISTING OF THREE SEPARATE DIVERSIFIED PORTFOLIOS (THE "FUNDS"), EACH OF WHICH IS A SEPARATE MUTUAL FUND.

TOTAL RETURN BOND FUND

Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

LOW DURATION BOND FUND

Seeks to maximize current income, consistent with the preservation of capital. Capital appreciation is a secondary consideration of the Fund. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

SHORT-TERM INVESTMENT FUND

Seeks to maximize current income, consistent with the preservation of capital. Capital appreciation is a secondary consideration of the Fund. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

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This Prospectus provides you with the basic information you should know before investing in any of the Funds. You should read it and keep it for future reference. A Statement of Additional Information dated April 9, 1997, as may be revised, containing additional information about the Trust and each Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling (800) 241-4671 or writing to the Funds at 10880 Wilshire Boulevard, Suite 2020, Los Angeles, California 90024. If you are viewing the electronic version of this prospectus through an online computer service, you may request a printed version free of charge by calling (800) 241-4671.

The Internet address for the Metropolitan West Funds is www.mws.com.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in a Fund's shares involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

There can be no assurance that the investment objective of any Fund will be achieved.

Metropolitan West Funds
10880 Wilshire Boulevard, Suite 2020
Los Angeles, California 90024
(310) 446-7727
April 9, 1997
                              [METROPOLITAN LOGO]

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                               TABLE OF CONTENTS
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
SUMMARY OF EXPENSES...................................................................................     3
ADVISER INVESTMENT RETURNS............................................................................     4
PROSPECTUS SUMMARY....................................................................................     5
INVESTMENT OBJECTIVES AND POLICIES....................................................................     5
SECURITIES AND TECHNIQUES USED BY THE FUNDS...........................................................     8
INVESTMENT RISKS......................................................................................    12
PRINCIPAL INVESTMENT RESTRICTIONS.....................................................................    13
ORGANIZATION AND MANAGEMENT...........................................................................    14
HOW TO PURCHASE SHARES................................................................................    16
HOW TO REDEEM SHARES..................................................................................    16
DIVIDENDS AND TAX STATUS..............................................................................    18
PERFORMANCE INFORMATION...............................................................................    19
GENERAL INFORMATION...................................................................................    19
APPENDIX -- DESCRIPTION OF RATINGS....................................................................    20

The application for investing in the Metropolitan West Funds is included in this prospectus.

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                              SUMMARY OF EXPENSES
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     The following information is provided in order to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. These are the expenses, including the estimated other expenses, of each Fund for the first full year of operations.

SHAREHOLDER TRANSACTION EXPENSES*

        Maximum Sales Load Imposed on Purchases............................................  None
        Maximum Sales Load Imposed on Reinvested Dividends.................................  None
          Deferred Sales Load..............................................................  None
          Redemption Fees..................................................................  None
          Exchange Fees....................................................................  None

Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

Shareholders effecting transactions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be deducted directly from redemption proceeds.

ANNUAL FUND OPERATING EXPENSES*
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                               Total          Low        Short-Term
                                                              Return       Duration      Investment
                                                             Bond Fund     Bond Fund        Fund
                                                             ---------     ---------     ----------
        Management fees....................................      .55%          .48%          .40%
        Rule 12b-1 expenses**..............................     None          None          None
        Other expenses after expense reimbursement.........      .10%          .10%          .10%
                                                               -----         -----         -----
        Total Fund operating expenses after expense
          reimbursement....................................      .65%          .58%          .50%
                                                               =====         =====         =====

---------------

     *Although not required to do so, Metropolitan West Asset Management, LLC (the "Adviser"), has agreed to limit the annual operating expenses of the Total Return Bond Fund to .65%, the Low Duration Bond Fund to .58% and the Short-Term Investment Fund to .50% of each Fund's respective average net assets. The ratios of total operating expenses to average net assets for each Fund before the Adviser's voluntary reimbursement are estimated as follows: Total Return Bond Fund -- 1.00% (.45% other expenses); Low Duration Bond Fund -- 1.00% (.52% other expenses); and Short-Term Investment Fund -- .90% (.50% other expenses). In subsequent years, overall operating expenses for each Fund may not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees foregone or expenses it paid under the Management Agreement. Each Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

     **The Funds have adopted a Rule 12b-1 plan to pay for distribution expenses. The Funds may charge up to an annual rate of .25% of average net assets. Currently, the Board of Trustees of the Trust is waiving these fees for the Funds and the Adviser is paying for distribution expenses out of its own resources.
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EXAMPLE
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
        You would pay the following expenses on a $1,000
                          investment,
                           assuming:                         Total           Low         Short-Term
                   (1) 5% annual return; and                Return        Duration       Investment
         (2) redemption at the end of each time period:    Bond Fund      Bond Fund         Fund
        ------------------------------------------------   ---------      ---------      ----------
        One Year........................................      $ 7            $ 6            $  5
        Three Years.....................................      $21            $19            $ 16

The example assumes that the Adviser will limit the annual operating expenses of each Fund to the total shown. The example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. The assumption in the Example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds and does not represent the projected or actual performance of any Fund. See "Organization and Management."

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                           ADVISER INVESTMENT RETURNS
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Set forth in the table below is certain performance data provided by the Adviser relating to a performance record of the Adviser for at least six investment advisory accounts (the "Low Duration Accounts"), during the period August 1,
1996 through December 31, 1996, utilizing the specific investment approach specified for the Low Duration Bond Fund under "Investment Objectives and Policies." The Low Duration Accounts constitute all of the accounts managed by the Adviser that have an identical or similar investment objective or investment approach as the Low Duration Bond Fund. The Low Duration Accounts are not
subject to the same types of expenses to which the Low Duration Bond Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Low Duration Bond Fund by the Investment Company Act of 1940, as amended. From May 18, 1993 through July 31, 1996 performance data is for the Hotchkis and Wiley Low Duration Bond Fund that Tad Rivelle and Laird Landmann, now Managing Director-Chief Investment Officer and Managing Director of the Adviser, respectively, personally managed in their capacities as principals and Co-Directors of Fixed Income for Hotchkis and
Wiley. The Low Duration Accounts and the Hotchkis and Wiley Low Duration Bond Fund are collectively called the "Low Duration Assets." The Low Duration Assets have been managed with investment objectives and investment policies and strategies substantially similar to those to be employed by Mr. Rivelle and Mr. Landmann in managing the Low Duration Bond Fund. The results presented are not intended to predict or suggest the return to be experienced by the Low Duration Bond Fund or the return an investor might achieve by investing in the Low Duration Bond Fund. Investors should not rely on the following performance data as an indication of future performance of the Adviser or of the Low Duration
Bond Fund.
                      TOTAL RETURN OF LOW DURATION ASSETS
--------------------------------------------------------------------------------

                                                                   AUGUST 1,     JANUARY 1,
                                                                     1996-         1996-        YEAR ENDED DECEMBER 31,
                                                       1996       DECEMBER 31,    JULY 31,      ------------------------
                                                    (FULL YEAR)      1996*          1996         1995     1994    1993**
                                                    -----------   ------------   ----------     ------   ------   ------
Low Duration Assets...............................     6.67%          3.89%         2.68%       12.75%    5.23%    7.14%
Performance Record
Merrill Lynch 1-3 Year U.S. Treasury Index........     4.98%          3.19%         1.75%       11.00%    0.57%    2.62%
------------------------------------------------------------------------------------------------------------------------

 * Performance results for this period are for Low Duration Accounts which Mr. Rivelle and Mr. Landmann personally managed for Metropolitan West Securities, Inc., an affiliate of the Adviser, while the Adviser was in formation.

** From May 18, 1993

Please read the following important notes concerning the Low Duration Assets.

1. Performance before August 1, 1996 was calculated using the standard total return formula required by the Securities and Exchange Commission ("SEC") for all mutual funds.

2. The results for the Low Duration Accounts reflect both income and capital appreciation or depreciation (total return). Returns are time-weighted and net of all applicable fees and expenses.

3. Annual rate of return for the Low Duration Accounts is calculated using the modified Dietz method, which is defined as the portfolio gain (including all realized and unrealized gains and losses as well as all income) over the average capital for the period. Average capital is the beginning market value plus/minus weighted subscriptions/redemptions. Calculation is done monthly, but is subject to revaluation during the month when there is a cash flow that exceeds 10% of the beginning market value of the Low Duration Accounts.

4. Investors should note that the Low Duration Bond Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns for the Low Duration Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the Low Duration Accounts are net of advisory fees in accordance with the SEC calculation formula, which requires that returns be shown for the Low Duration Bond Fund be net of advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.

5. The Merrill Lynch 1-3 Year U.S. Treasury Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch.

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                               PROSPECTUS SUMMARY
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INVESTMENT OBJECTIVES AND POLICIES

Each Fund has its own investment objective. See "Investment Objectives and Policies" for a full discussion of the objectives of each Fund. The investment objective of each Fund is fundamental and may not be changed without shareholder approval.

THE INVESTMENT ADVISER

The Adviser, Metropolitan West Asset Management, LLC, is a registered investment adviser organized as a California limited liability company in 1996. The Adviser is owned in part by Metropolitan West Securities, Inc., a registered investment adviser and broker-dealer. The Adviser is in the business of furnishing investment advice to institutional and private clients and is commencing its asset management business with the commencement of the Funds. The Adviser has not previously managed a mutual fund. The Adviser's affiliate, Metropolitan West Securities, Inc., has managed fixed-income investments since 1992 and currently manages approximately $12.5 billion for its clients.

MANAGEMENT FEE

For its services, the Adviser receives a fee, accrued daily and paid monthly, at the following annual percentages of average daily net assets: Total Return Bond Fund -- 0.55%; Low Duration Bond Fund -- 0.48%; and Short-Term Investment
Fund -- 0.40%.

INVESTMENT RISKS

Like all investments, an investment in each Fund involves certain risks. The securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. See "Investment Risks" for a further discussion of certain risks.

MINIMUM PURCHASE

The minimum initial investment in a Fund is $5,000. For retirement plan investments the minimum initial investment is $1,000. The Funds may waive minimum investment requirements for shareholders investing through certain fund networks or other financial intermediaries. In such cases, the minimums associated with the policies and programs of the fund network or financial intermediary shall apply.

OFFERING PRICE

Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "How To Purchase Shares" and How To Redeem Shares."

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare dividends daily and pay them monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

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                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL

The following descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described under the caption "Securities and Techniques Used by the Funds." For a discussion of certain risks associated with an investment in the Funds, including their use of derivatives, see "Investment Risks."

Metropolitan West Asset Management, LLC (the "Adviser") acts as investment adviser to each Fund.

THE TOTAL RETURN BOND FUND

The investment objective of the TOTAL RETURN BOND FUND is to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of from two to eight years. The meaning of "duration" is explained below under "Investment Policies of the Funds." The dollar-weighted average maturity of the portfolio of the

Fund is expected to range from two to fifteen years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued. The Adviser views bonds to mean any interest-bearing security that obligates the issuer to pay the holder specified sums of money on specified dates (or at maturity) and generally requires the issuer to repay the principal amount of the loan at maturity.

THE LOW DURATION BOND FUND

The investment objective of the LOW DURATION BOND FUND is to maximize current income, consistent with the preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of from one to three years. The meaning of "duration" is explained below under "Investment Policies of the Funds." The dollar-weighted average maturity of the portfolio of the Fund is expected to range from one to five years. The total rate of return for this Fund is expected to exhibit less volatility than that of a longer duration fixed-income fund such as the TOTAL RETURN BOND FUND.

SHORT-TERM INVESTMENT FUND

The investment objective of the SHORT-TERM INVESTMENT FUND is to maximize current income, consistent with the preservation of capital. The Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The meaning of "duration" is explained below under "Investment Policies of the Funds." The Fund's dollar-weighted average maturity will exceed its portfolio duration. The total rate of return for this Fund is expected to exhibit less volatility than that of the longer duration TOTAL RETURN BOND FUND or the LOW DURATION BOND FUND.

INVESTMENT POLICIES OF THE FUNDS

Portfolio Securities. The TOTAL RETURN BOND FUND, the LOW DURATION BOND FUND and the SHORT-TERM INVESTMENT FUND (the "FUNDS") will attempt to achieve their objectives by investing in the following types of securities that may be issued by domestic or foreign entities: (i) U.S. Government securities; (ii) corporate debt securities, including bonds, notes and debentures; (iii) corporate commercial paper; (iv) mortgage- and other asset-backed securities, including CMOs and REMICs; (v) variable and floating rate debt securities (including inverse floaters); (vi) structured debentures, bonds and notes; (vii) bank certificates of deposit; (viii) fixed time deposits and bankers' acceptances;
(ix) repurchase agreements and reverse repurchase agreements; (x) debt securities that are convertible into or exchangeable for equity securities ("convertible securities"); (xi) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and (xii) obligations of international agencies (such as the Agency for International Development) or supranational entities. There is no limitation on the percentage of a Fund's assets that may be committed to any of these types of securities, except to the extent that a security may be deemed to be illiquid. See "Securities and Techniques Used by the Funds."

Credit Ratings. Under normal circumstances, the TOTAL RETURN BOND FUND will invest at least 80% of its net assets in debt instruments rated at least (i) Baa3 by Moody's Investor's Service ("Moody's") or BBB- by Standard & Poor's Rating Group ("S&P"), Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"), (ii) A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations ("Investment Grade Securities"), or (iii) of comparable quality to Investment Grade Securities as determined by the Adviser in the case of unrated securities. Up to 20% of the TOTAL RETURN BOND FUND'S net assets may be invested in securities rated below Investment Grade Securities but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

Under normal circumstances, the LOW DURATION BOND FUND and the SHORT-TERM INVESTMENT FUND each will invest at least 70% of its net assets in securities rated at least: (i) A by Moody's, S&P, Fitch or Duff & Phelps, (ii) A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations ("Highly Rated Securities"), or (iii) of comparable quality to Highly Rated Securities as determined by the Adviser in the case of unrated securities. Up to 20% of the LOW DURATION BOND FUND'S and the SHORT-TERM INVESTMENT FUND'S net assets may be invested in securities rated below Highly Rated Securities but with ratings equal at least to Investment Grade Securities by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Up to 10% of the LOW DURATION BOND FUND'S and the SHORT-TERM INVESTMENT FUND'S net assets may be invested in securities rated below Investment Grade Securities but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities."

After its purchase by one of the Funds, a security may be assigned a lower rating or cease to be rated. This would not require the Fund to sell the security, but the Adviser will consider such an event in determining whether the Fund should continue to hold the security in the portfolio.

Each Fund may invest up to 10% of its net assets in emerging market foreign securities, which are generally considered to be of a credit quality below investment grade.

Each Fund may invest up to 25% of its total assets in securities of foreign issuers that are denominated in U.S. dollars. Investment in securities of foreign issuers that are not denominated in U.S. dollars by the Funds will be limited to a maximum of 15% of each Fund's total assets.

Duration. The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio "duration." Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a mortgage-backed, asset-backed, or callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. A Fund's computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that a particular portfolio duration will at all times be achieved by a Fund.

Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a 2-year duration would be expected to change in value 2% for every 1% move in interest rates. Assuming an expected average duration of .75 years for the SHORT-TERM INVESTMENT FUND, a 1% decline in interest rates would cause the Fund to gain .75% in value; likewise, a 1% rise in interest rates would produce a decline of .75% in the Fund's value. Assuming an expected average duration of 2 years for the LOW DURATION BOND FUND, a 1% decline in interest rates would cause the Fund to gain 2% in value; likewise, a 1% rise in interest rates would produce a decline of 2% in the Fund's value. Assuming an expected average duration of 4.5 years for the TOTAL RETURN BOND FUND, a 1% decline in interest rates would cause the Fund to gain 4.5% in value; likewise, a 1% rise in interest rates would produce a decline of 4.5% in the Fund's value. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Funds and may be correlated with changes in interest rates. These factors can exacerbate swings in the Fund's share prices during periods of volatile interest rate changes.

For a more detailed discussion of duration, see "Investment Objectives and Policies -- Duration" in the Statement of Additional Information.

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                  SECURITIES AND TECHNIQUES USED BY THE FUNDS
--------------------------------------------------------------------------------

The following provides a summary of the securities and techniques used by the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks associated with them.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government securities also include securities issued or guaranteed by U.S. Government agencies and instrumentalities that issue or guarantee securities, including, but not limited to, the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Financing Bank, and Student Loan Marketing Association.

Funds may also invest in Treasury Receipts. Treasury Receipts are not issued by the United States Treasury and, therefore, they are not U.S. Government securities.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Among the U.S. Government securities that may be purchased by the Funds are certain "mortgage-backed securities" of GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") and FNMA. See the discussion under "Mortgage-Related Securities."

CORPORATE AND OTHER OBLIGATIONS

The Funds may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.

The Funds may invest in corporate debt securities with contractual call provisions that permit the seller of the security to repurchase the security at a predetermined price. The market price typically reflects the presence of a call provision.

Structured debentures and structured notes are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement which can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.

The Funds may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment.

ASSET-BACKED SECURITIES

The Funds may invest in securities with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures.

FOREIGN SECURITIES

Each Fund has the right to invest in foreign securities. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Adviser believes that the ability to invest abroad will enable the Funds to take advantage of these differences when they are favorable.

Fixed-income securities that may be purchased by the Funds include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

The Funds may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore, Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Adviser believes that the Funds' limited ability to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Emerging market securities are generally considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. The Adviser seeks to reduce the risk associated with emerging market securities by limiting the amount of such securities held by the Funds, by the depth of its own credit analysis, and evaluation of political, economic, currency and other factors that may be pertinent.

There are risks in investing in emerging market and other foreign securities. See "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities."

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements involving U.S. Government securities or other collateral including mortgage-related products or corporate securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security from the Fund on an agreed-upon date in the future. While each Fund intends to be fully collateralized as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and a loss of interest income.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

BORROWING

As a fundamental policy, a Fund may borrow for temporary, emergency or investment purposes up to 10% of its total assets. This borrowing may be unsecured. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, a Fund may lend its portfolio securities, provided: (i) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also establish a segregated account with its custodian in which it will hold cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

SHORT SALES

If a Fund anticipates that the price of a security will decline, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Until the security is replaced, the Fund generally is required to pay to the lender amounts equal to any interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would also increase the cost of the security sold. The proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account containing cash or liquid high-grade debt securities at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

A Fund may not make short sales of securities or maintain a short position if more than 25% of the Fund's net assets (taken at current value) are held as collateral for such sales at any one time.

MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-related securities, including mortgage pass-through securities and collateralized mortgage obligations. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). For a discussion of certain risks associated with investment in mortgage-related securities, including their volatility, see "Investment Risks -- Risks of Investing in Fixed-Income Securities."

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U. S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs"), including CMOs that have elected to be treated for federal income tax purposes as Real Estate Mortgage Investment Conduits ("REMICs"), are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of securities guaranteed by GNMA, FHLMC or FNMA or of mortgage pass-through securities created by non-governmental issuers. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after earlier classes have been retired.

Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals, stripped mortgage-backed securities, variable rate securities (including inverse floaters), or tiered index bonds and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities are derivative, multi-class mortgage securities. The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than expected prepayments of principal, the yield on POs could be materially adversely affected. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying a Fund's diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation.

OTHER DERIVATIVE INSTRUMENTS

In addition to the asset-backed securities and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased by the Funds, the Funds may utilize certain other financial instruments with performance derived from the performance of an underlying asset ("derivatives"). The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to foreign currencies, interest rates, and securities indices. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund. See "Investment Risks -- Risks of Using Certain Derivatives."

The Funds may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies.

A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets. There is no other percentage limitation on a Fund's use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

Also, the Funds may enter into interest rate, index and currency exchange rate swap agreements to attempt to obtain a particular desired return at a lower cost than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments. Swap agreements are subject to the Funds' overall limit that no more than 15% of net assets may be invested in illiquid securities, and a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

The Funds may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund liabilities, such as known or expected redemptions or the payment of any declared dividends. No Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund's total assets. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                INVESTMENT RISKS
--------------------------------------------------------------------------------

The investment practices described above involve certain risks. The net asset value of any Fund may increase or decrease for many reasons. These include changes in the market prices of portfolio securities, the success or failure (and the associated costs) of investment strategies used by the Adviser in seeking to achieve a Fund's investment objective, and the payment of dividends and distributions to shareholders. The following provides a summary of the more significant risks associated with investing in the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks that are associated with them.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

The Funds are subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in bond price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund.

The Funds may invest in mortgage- and asset-backed securities. The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate.

Mortgage-backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The Funds may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as IO and PO classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade. Certain of the stripped mortgage- and asset-backed securities held by the Funds are considered to be illiquid under guidelines established by the Trustees.

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.

RISKS OF USING CERTAIN DERIVATIVES

Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices;
(ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;
(iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or segregate securities in connection with hedging transactions. The loss from investing in futures transactions and other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options thereon in which a Fund may invest. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                       PRINCIPAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Each Fund is subject to certain investment restrictions that are fundamental policies. Fundamental policies are those that cannot be changed without the approval of a majority (as defined in the 1940 Act) of that Fund's outstanding voting securities. Each Fund's investment objective is a fundamental policy. Among its fundamental policies, a Fund may not: (i) with respect to 75% of its total assets, invest more than 5% of its total assets (determined at the time of investment) in securities of any one issuer (other than U.S. Government securities); (ii) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer; or (iii) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry. Additional information about each Fund's investment restrictions is contained in the Statement of Additional Information. As a matter of operating policy (though not a fundamental policy), the Funds limit investments in illiquid securities to no more than 15% of the value of their net assets. Illiquid securities include:
(i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions (so-called "restricted securities") other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days); and (v) foreign securities subject to repatriation restrictions on the sale proceeds other than minor settlement procedures. Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees have determined to be liquid based on the applicable trading markets and the availability of reliable price information.

--------------------------------------------------------------------------------
                          ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

ORGANIZATION AND VOTING RIGHTS

The Trust was organized on December 9, 1996 as a Delaware business trust. Beneficial interests in the Trust shall at all times be divided into an unlimited number of shares, with a par value of $.01 per share. The Trust is a diversified, open-end management investment company currently consisting of three separate series. The Trust's Board of Trustees decides matters of general policy and reviews the activities of the Adviser. The Trust's officers conduct and supervise the daily business operations of the Trust. Each Fund is a series of shares of the Trust, having separate assets and liabilities. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.

Generally, the Funds will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per dollar net asset value of shares owned. Matters submitted to shareholders must be approved by the requisite vote of each Fund, unless it is clear that the interests of each Fund in the matter are identical or the matter does not affect a Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of more than two-thirds of the outstanding shares. Shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may then advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communications to all other shareholders.

THE ADVISER

General. The Adviser is located at 10880 Wilshire Blvd., Suite 2020, Los Angeles, California 90024, and acts as the investment adviser to the Funds and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities held in the portfolios of the Funds. The Adviser, Metropolitan West Asset Management, LLC, is a registered investment adviser organized as a California limited liability company in 1996. The Adviser is owned in part by Metropolitan West Securities, Inc., a registered investment adviser and broker-dealer. The Adviser is in the business of furnishing investment advice to institutional and private clients and is commencing its asset management business with the commencement of the Funds. The Adviser has not previously managed a mutual fund. The Adviser's affiliate, Metropolitan West Securities, Inc., has managed fixed-income investments since 1992 and currently manages approximately $12.5 billion for its clients.

Advisory Fees. Under the Investment Advisory Agreement relating to the TOTAL RETURN BOND FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the LOW DURATION BOND FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.48% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the SHORT-TERM INVESTMENT FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Fund's average daily net assets.

Rule 12b-1 Fee. The Funds have a plan of distribution or "12b-1 Plan" under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). See "Summary of Expenses."

Other Expenses. In addition to the fee payable to the Adviser, each Fund is responsible for its operating expenses including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of the Trust's Trustees other than those affiliated with the Adviser; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian and any subcustodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (viii) fees and expenses incident to the registration under federal or state securities laws of the Trust or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incident to holding meetings of the Trust's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.

Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of the Funds. The

Adviser also may use its own funds to sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

Although not required to do so, the Adviser has voluntarily agreed to limit the annual expenses of the TOTAL RETURN BOND FUND to 0.65%, the LOW DURATION BOND FUND to 0.58% and the SHORT-TERM INVESTMENT FUND to 0.50% of those Funds' respective average net assets. The Adviser will give shareholders at least 30 days' notice of any decision to change this policy.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee and expenses charged to that portion of the client's assets invested in any Fund.

The Investment Advisory Agreement permits the Adviser to allocate brokerage based on sales of shares of Funds managed by the Adviser. No such allocation has been made to date.

THE ADMINISTRATOR

FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903 serves as administrator to the Trust pursuant to an Administration Agreement.

THE DISTRIBUTOR

FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903 serves as principal underwriter to the Trust pursuant to an Underwriting Agreement.

PORTFOLIO MANAGERS

The portfolio managers who have day-to-day responsibility for the management of the Funds' portfolios are listed below, together with their biographical information for the past five years.

SCOTT B. DUBCHANSKY has been the Chief Executive Officer of the Adviser since September 1996 and a Managing Director-Fixed Income of Metropolitan West Securities, Inc., an affiliate of the Adviser, from August 1996 through December 1996 while the Adviser was in formation. From August 1992 through August 1996, Mr. Dubchansky was a Senior Vice President of Donaldson Lufkin Jenrette in the Fixed Income division. Prior to August 1992, Mr. Dubchansky was Senior Vice President, fixed income sales at Kidder Peabody and responsible for fixed income sales to institutional clients. Mr. Dubchansky, together with Mr. Rivelle, manages the SHORT-TERM INVESTMENT FUND.

STEPHEN KANE has been a portfolio manager with the Adviser since September 1996 and a portfolio manager with Metropolitan West Securities, Inc. from August 1996 through December 1996 while the Adviser was in formation. From November 1995 until July 1996, Mr. Kane was a portfolio manager with Hotchkis and Wiley in Los Angeles. From July 1992 until October 1995, he was an account manager with Pacific Investment Management Co. ("PIMCO") in Newport Beach, California. Before then, Mr. Kane was a Merchant Banking Associate with Union Bank in Los Angeles. Mr. Kane, together with Messrs. Landmann and Rivelle, manages the TOTAL RETURN BOND FUND.

LAIRD R. LANDMANN has been a Managing Director of the Adviser since September 1996 and a Managing Director-Fixed Income of Metropolitan West Securities, Inc. from August 1996 through December 1996 while the Adviser was in formation. From November 1992 until July 1996, Mr. Landmann was a principal and Co-Director of Fixed Income with Hotchkis and Wiley in Los Angeles. Before then, he was a portfolio manager with PIMCO. Mr. Landmann, together with Messrs. Kane and Rivelle, manages the TOTAL RETURN BOND FUND and the LOW DURATION BOND FUND.

TAD RIVELLE has been the Chief Investment Officer and a Managing Director of the Adviser since September 1996 and a Managing Director-Fixed Income of Metropolitan West Securities, Inc. from August 1996 through December 1996 while the Adviser was in formation. From November 1992 until July 1996, Mr. Rivelle was a principal and Co-Director of Fixed Income with Hotchkis and Wiley in Los Angeles. Before then, he was a portfolio manager with PIMCO in Newport Beach, California. Mr. Rivelle, together with Messrs. Kane and Landmann, manages the TOTAL RETURN BOND FUND and the LOW DURATION BOND FUND. Mr. Rivelle, together with Mr. Dubchansky, also manages the SHORT-TERM INVESTMENT FUND.

--------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment in each Fund is $5,000. For retirement plan investments the initial minimum is $1,000. The Trust and the Transfer Agent reserve the right to reject any order and to waive minimum investment requirements. The Funds may waive minimum investment requirements for shareholders investing through certain fund networks or other financial intermediaries. In such cases, the minimums associated with the policies and programs of the fund network or financial intermediary shall apply. Investors may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

     Wire to: UMB Bank, N.A.

     ABA # 10-10-00695
     for FPS Services, Inc.
     Account number 98-7037-071-9

     FBO (Name of Fund)
     Shareholder name and account number

The shareholder's bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, prior to wiring any funds the shareholder must call 1
(800) 241-4671 to give notification of the wire and to get an account number assigned if the wire is an initial investment. In addition, if the wire represents an initial investment, the investor must mail an application form, by regular mail, to the Transfer Agent at the following address:

Metropolitan West Funds
c/o FPS Services, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, Pennsylvania 19406-0903

Investors may also purchase shares by sending a check payable to Metropolitan West Funds, together with the application form to the address above.

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for the account of the investor at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of the investor's wire or check. In the event a check is not honored by the investor's bank, the investor will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. The Trust may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. Investors may be charged a fee if they effect transactions through a broker or agent.

The Adviser may make payments out of its own resources to dealers and other persons who distribute shares of the Funds.

Shareholder inquiries should be directed to the Trust, c/o FPS Services, Inc., P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or with such service does not constitute receipt by the Transfer Agent.

NET ASSET VALUE

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. See "Net Asset Value" in the Statement of Additional Information for further information.

--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

REGULAR REDEMPTION

A shareholder may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent. If you would like to send a package via overnight mail to the Trust, c/o the Transfer Agent, the address is: 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

The redemption request should identify the Fund and the account number, specify the number of shares to be redeemed, and be signed by all registered owners exactly as the account is registered, and will not be accepted unless it contains all required documents. The shares will be redeemed at the net asset value next determined after receipt of the request in proper form by the Transfer Agent. A redemption of shares is a sale of shares and a shareholder may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent's records, the signature(s) on the redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc., or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance.

Redemptions will be processed only on a day during which the New York Stock Exchange is open for business. Investors who purchase shares by check or money order will not have redemption requests processed until there is reasonable belief that the check or money order has cleared, which may take up to 15 calendar days after the purchase order.

TELEPHONE REDEMPTION

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent's records. In order to redeem by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signatures guaranteed as described above. Once this feature has been requested, shares may be redeemed by calling Investor Services at 1 (800) 241-4671 and giving the account name, account number, and amount of the redemption. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank involved must be a commercial bank located within the United States.

If an investor redeems shares by telephone and requests wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day provided that the redemption order is received by the Transfer Agent before 4:00 p.m. (Eastern time). There will be a $9 charge for all wire redemptions.

The Funds reserve the right to reject any redemption request and the redemption privilege may be modified or terminated at any time on 30-days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number or other identifying information. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason a shareholder is unable to redeem by telephone, shareholders should redeem shares by writing to the Transfer Agent at the address listed above.

TELEPHONE EXCHANGE

Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust, provided that such shares may legally be sold in the state of the investor's residence and the shareholder has selected the appropriate box on the Account Application. In order to arrange for telephone exchange after an account has been opened, a written request must be sent to the Transfer Agent at its address listed above. The request must be signed by each shareholder of the account, with the signatures guaranteed as described above. Shares exchanged for shares of another Fund will be priced at their respective net asset values. In order to request an exchange by telephone, an investor must give the account name, account number and the amount or number of shares to be exchanged. An exchange of shares is treated, for federal income tax purposes, as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.

Exchange requests should be directed to the Transfer Agent at 1 (800) 241-4671. Shares subject to an exchange must have a current value of at least $1,000.

The Funds reserve the right to reject any exchange request and the exchange privilege may be modified or terminated at any time on 30-days' notice to shareholders. In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and shareholders should exchange shares by writing to the Transfer Agent at the address listed above.

In an effort to prevent unauthorized or fraudulent exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed under unusual circumstances, as specified in the 1940 Act.

REDEMPTION IN KIND

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

REDEMPTIONS OF SMALL ACCOUNTS

A Fund may redeem all of the shares of any shareholder whose account has declined to a net asset value of less than $500, as a result of a transfer or redemption, at the net asset value determined as of the close of business on the business day preceding the sending of the proceeds of such redemption. The Trust would give shareholders whose shares were being redeemed 60-days' prior written warning in which to purchase sufficient shares to avoid such redemption.

REPURCHASES

The Trust may accept orders for the repurchase of its shares from certain qualified institutions. Such an institution may charge the shareholder a fee for its services. The Trust may also waive or modify its requirements as to proper form for such institutions.

WITHHOLDINGS; REPORTING

The Fund may be required to withhold federal income tax, at a rate of 31% from proceeds of redemptions if the shareholder is subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. A Fund also may be required to report redemptions to the Internal Revenue Service.

--------------------------------------------------------------------------------
                            DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

The Funds expect to declare dividends daily and pay them monthly to shareholders.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of the Fund's fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless the shareholder requests in writing to the Trust payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

Each Fund intends to elect and qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares.

Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. Shareholders of a Fund will be informed annually of the amount and nature of the Fund's distributions, including the portions, if any, that qualify for the dividends-received deduction, that are capital gain distributions and that are a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in a Fund. Shareholders should consult their own advisors concerning the application of federal, state and local tax laws to their particular situations.

--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds may quote average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in a Fund at the end of one-, five- and ten-year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

The Funds also may refer in advertising and promotional materials to yield. A Fund's yield shows the rate of income that a Fund earns on its investments, expressed as a percentage of the net asset value of Fund shares. A Fund calculates yield by determining the income it earned from its portfolio investments for a specified 30-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that 30-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Further performance information is contained in the Funds' annual reports to shareholders, which may be obtained without cost.

All data included in performance advertisements will reflect past performance and are not indicative of future results. The investment return and principal value of an investment in a Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Financial Statements. The Statements of Assets and Liabilities of the Metropolitan West Total Return Bond Fund and the Metropolitan West Low Duration Bond Fund as of March 27, 1997, which have been audited by Deloitte & Touche LLP, are included in the Statement of Additional Information and incorporated by reference herein.

Shareholder Report and Inquiries. Shareholders will receive annual financial statements, which are examined by the Funds' independent auditors, Deloitte & Touche LLP, as well as unaudited semi-annual financial statements. Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household or address. Shareholder inquiries should be addressed to Metropolitan West Funds, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, (800) 241-4671.

--------------------------------------------------------------------------------
                       APPENDIX -- DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "l", "2" and "3" in each generic rating classification from Aa through B. The modifier "l" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions regarding the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"P-1" -- Issuers rated "Prime-l" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

"P-2" -- Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

STANDARD & POOR'S RATING GROUP

BOND RATINGS:

"AAA" -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

"A" -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB" -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

"A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH INVESTORS SERVICES, INC.

BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A" -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB" -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

"B" -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

SHORT-TERM DEBT RATINGS:

"F-1+" -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2" -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

DUFF & PHELPS CREDIT RATING CO.

BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA" -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA-" -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A-" -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB-" -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

"BB+," "BB," "BB-" -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B-" -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

SHORT-TERM DEBT RATINGS:

"D-1+" -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

[MET WEST LOGO]                ACCOUNT APPLICATION

--------------------------------------------------------------------------------
  AMOUNT INVESTED ($5,000 MINIMUM)

  FORM OF PAYMENT -- INITIAL INVESTMENT

  [ ] Check enclosed -- payable to: [ ] Metropolitan West Low Duration Bond Fund $
                                                                                ----------------------------
                                   [ ] Metropolitan West Total Return Bond Fund $
                                                                                ----------------------------
  [ ] By Wire -- Funds were wired on in the amount of                           $
                                                                                ----------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REGISTRATION (PLEASE PRINT)

  [ ] INDIVIDUAL (Joint ownership with rights of survivorship unless otherwise noted)

--------------------------------------------------------------------------------
  Individual Owner's First Name      Middle Initial   Last Name  Social Security
#

--------------------------------------------------------------------------------
  Joint Owner's First Name           Middle Initial   Last Name  Social Security
#
  [ ] GIFT TO MINORS
--------------------------------------------------------------- Under the
------------------- UGMA/UTMA
  Name of Custodian (one name
only)                                           State

--------------------------------------------------------------------------------
  As Custodian For (one name only)         Minor's Social Security #
  [ ] CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete Corporate Resolution)
--------------------------------------------------------------------------------
  Tax I.D. #                                Name of Trustee(s)           Date of
Trust

--------------------------------------------------------------------------------
  Name of Corporation, Partnership, Trust or Other
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

--------------------------------------------------------------------------------
  Street Address & Apt.
#                            City                     State        Zip

  Daytime Phone Number (    )
-------------------------                            Evening Phone Number (    )
-------------------------
  If you have an account in another Metropolitan West Fund registered under the same name as above, please indicate the following:

--------------------------------------------------------------------------------
  Fund Name                                                Account Number
--------------------------------------------------------------------------------

                                     (over)

--------------------------------------------------------------------------------
  DISTRIBUTION OPTIONS (Please indicate one -- Distributions will be reinvested if no option is checked)
  [ ] Automatic Compounding (dividends & capital gains reinvested in additional shares)
  [ ] Cash Dividends (dividends in cash, capital gains reinvested in additional shares)
  [ ] All Cash (dividends & capital gains in cash)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  TELEPHONE OPTIONS
  [ ] TELEPHONE REDEMPTION

  I (we) authorize FPS Services to honor telephone instructions for my (our) account. Neither the Fund nor FPS Services will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided check and complete below if you wish to have redemption proceeds wired to your bank.

--------------------------------------------------------------------------------
  Name of Bank                      City                       State

--------------------------------------------------------------------------------
  Bank Routing Number (nine digits)   Account Number  [ ] Checking  [ ] Savings

 [ ] TELEPHONE EXCHANGE -- Permits switching at any time among the mutual funds in the Fund Group.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SIGNATURE AND CERTIFICATION

  Required by Federal tax law to avoid 31% backup withholding: "By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box to the right." Receipt of current prospectus is hereby acknowledged.
                                       [ ] I am subject to backup withholding.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
  Signature         [ ] Owner     [ ] Custodian     [ ] Trustee    Date

  Citizen of:       [ ] United States   [ ] Other (Please Indicate)
                                                                    ------------

--------------------------------------------------------------------------------
  Signature of Joint Owner (if applicable)                     Date
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FOR INVESTMENT DEALER ONLY:

--------------------------------------------------------------------------------
  Firm's Name            Representative's/Advisor's Name                  Number

--------------------------------------------------------------------------------
  Branch Address                                           Authorized Signature
--------------------------------------------------------------------------------

Mail completed application to: Metropolitan West Funds
                               c/o FPS Services, Inc.
                               3200 Horizon Dr.
                               P.O. Box 61503
                               King of Prussia, PA 19406-0903
                               Telephone: (800) 241-4671
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                                    ADVISER:
                    Metropolitan West Asset Management, LLC
                      10880 Wilshire Boulevard, Suite 2020
                         Los Angeles, California 90024
                                 (310) 446-7727

                                   CUSTODIAN:
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                                TRANSFER AGENT:
                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                    King of Prussia, Pennsylvania 19406-0903
                                 (800) 241-4671

                                   AUDITORS:
                             Deloitte & Touche LLP
                      1000 Wilshire Boulevard, Suite 1500
                         Los Angeles, California 90017

                                  DISTRIBUTOR:
                           FPS Broker Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                    King of Prussia, Pennsylvania 19406-0903

                                 LEGAL COUNSEL:
                        Heller Ehrman White & McAuliffe
                                333 Bush Street
                        San Francisco, California 94104